Prepaid Deposits and Services (Details) - USD ($)	Nov. 30, 2017	Aug. 31, 2017	Aug. 31, 2016
Banking and Thrift [Abstract]
Prepaid Services	$ 45	$ 6,164	$ 72,873
Prepaid Deposits	27,500	5,176
Total	$ 27,545	$ 11,340	$ 72,873